Victory New York Bond Fund Expense Example - Victory New York Bond Fund	Feb. 28, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	944
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	$ 996